Share-based Compensation - Share-based Compensation Expenses Recognized under LTIP Awards (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Share based Compensation
Share-based compensation expense	$ 1,269,000	$ 786,000
Share-based compensation reclassified from liability to additional paid-in capital	451,000	64,000
Share-based compensation recorded as liability	499,000		$ 356,000
Unrecognized compensation cost	7,108,000
Liability
Share based Compensation
Share-based compensation expense	594,000	166,000
Additional paid-in capital
Share based Compensation
Share-based compensation expense	675,000	620,000
Research and development expenses
Share based Compensation
Share-based compensation expense	691,000	409,000
Administrative expenses
Share based Compensation
Share-based compensation expense	$ 578,000	$ 377,000